Share-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Stock Options Valuation Assumptions
The assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted by the Company during the three months ended March 31, 2020 were as follows:

March 31,
2020
Expected option life (years)	6.08
Risk-free interest rate	0.58% - 1.66%
Expected volatility	76.38% - 77.64%
Expected dividend yield	—%

Stock Option Rollforward
The table below summarizes activity for the three months ended March 31, 2020:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2019	5,936,239	$17.71	9.02	$11,873
Granted	96,500	$8.81	—	—
Exercised	(14,976)	$1.77	—	—
Canceled or forfeited	(102,814)	$24.62	—	—
Outstanding as of March 31, 2020	5,914,949	$17.49	8.79	$2,885
Exercisable as of March 31, 2020	1,735,080	$17.48	8.17	$2,013
Vested and expected to vest as of March 31, 2020	5,914,949	$17.49	8.79	$2,885

Schedule of Nonvested Share Activity
A summary of the changes in the Company’s restricted ordinary shares during the three months ended March 31, 2020 is as follows:

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at December 31, 2019	314,744	$4.22
Granted	—	—
Vested	(91,416)	4.32
Canceled or forfeited	(50)	4.44
Unvested and outstanding at March 31, 2020	223,278	$4.18
During the three months ended March 31, 2020, the Company did not grant RSUs under the 2018 Plan. The following is a summary of RSU activity for the 2018 Plan for the three months ended March 31, 2020:

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at December 31, 2019	500,000	$12.09
Granted	—	—
Vested	—	—
Canceled or forfeited	(1,250)	12.09
Unvested and outstanding at March 31, 2020	498,750	$12.09

Schedule Share Based Compensation Expense
Share-based compensation expense recorded as research and development expenses, general and administrative expenses, and capitalized to property and equipment is as follows (in thousands):

	Three Months Ended March 31,
	2020	2019
Research and development	$4,562	$4,144
General and administrative	1,627	3,221
Capitalized to property and equipment	46	—
Total share-based compensation expense	$6,235	$7,365